Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of equity [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2019	86,545,847
Balance at Dec. 31, 2019	$ 399,995	$ 17,777	$ (1,015)	$ (201,510)	$ 215,247
Statement Line Items [Line Items]
Stock options exercised (in shares)	418,294
Stock options exercised	$ 4,565	(1,228)	0	0	3,337
Stock options exercised cashless (in shares)	139,273
Stock options exercised cashless	$ 1,404	(1,404)	0	0	0
Restricted and performance share units converted (in shares)	20,382
Restricted and performance share units converted	$ 819	(819)	0	0	0
Deferred share units converted (in shares)	60,000
Deferred share units converted	$ 557	(557)	0	0	0
Share-based payment	$ 0	3,137	0	0	3,137
Issued for cash (in shares)	7,621,085
Issued for cash	$ 89,164	0	0	0	89,164
Issued for property option payment (in shares)	8,241
Issued for property option payment	$ 100	0	0	0	100
Transfer of gain on disposal of equity securities at FVOCI to deficit, net of tax	0	0	(1,137)	1,137	0
Gains (losses) on remeasuring available-for-sale financial assets, before tax	0	0	14,493	0	14,493
NET OF DEFERRED TAX BENEFIT (EXPENSE)	0	0	(1,713)	0	(1,713)
Net (loss) income	$ 0	0	0	(7,097)	(7,097)
Balance (in shares) at Dec. 31, 2020	94,813,122
Balance at Dec. 31, 2020	$ 496,604	16,906	10,628	(207,470)	316,668
Statement Line Items [Line Items]
Stock options exercised (in shares)	75,066
Stock options exercised	$ 1,315	(330)	0	0	985
Stock options exercised cashless (in shares)	25,089
Stock options exercised cashless	$ 177	(177)	0	0	0
Restricted and performance share units converted (in shares)	40,131
Restricted and performance share units converted	$ 826	(826)	0	0	0
Deferred share units converted (in shares)	159,810
Deferred share units converted	$ 1,663	(1,663)	0	0	0
Share-based payment	$ 0	4,305	0	0	4,305
Issued for cash (in shares)	2,691,000
Issued for cash	$ 43,242	0	0	0	43,242
Issued for property option payment (in shares)	5,223
Issued for property option payment	$ 100	0	0	0	100
Transfer of gain on disposal of equity securities at FVOCI to deficit, net of tax	0	0	(5,026)	5,026	0
Gains (losses) on remeasuring available-for-sale financial assets, before tax	0	0	(4,401)	0	(4,401)
NET OF DEFERRED TAX BENEFIT (EXPENSE)	0	0	597	0	597
Net (loss) income	$ 0	0	0	6,025	6,025
Balance (in shares) at Dec. 31, 2021	97,809,441
Balance at Dec. 31, 2021	$ 543,927	$ 18,215	$ 1,798	$ (196,419)	$ 367,521